SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

April 5, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Active ETFs, Inc. (the “Company”)
– AB Ultra Short Income ETF
– AB Tax-Aware Short Duration Municipal ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of AB Ultra Short Income ETF and AB Tax-Aware Short Duration Municipal ETF (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on March 30, 2023.

A definitive form of the Statement of Additional Information for the Funds will be filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise